DEFERRED TAX ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Principal components of the deferred income tax assets and liabilities
Balance at the beginning of the period	$ 29,223,000	$ 20,716,000
Deferred tax assets	12,726,000	32,382,000	$ 23,500,000
Deferred tax liabilities	2,344,000	3,159,000	2,784,000
Credit (charge) to profit or loss	(20,445,000)	8,014,000	11,436,000
Disposal of Subsidiaries	1,101,000
Reclassified to held-for-sale		186,000
Exchange differences	503,000	307,000
Balance at the end of the period	10,382,000	29,223,000	20,716,000
Unrecognized deferred tax assets	0	0
Deductible temporary differences for which no deferred tax asset is recognised	151,521,000	118,204,000
Unused tax losses carried forward	71,200,000	51,300,000
Unrecognized deferred tax assets expire unutilized
2021	100,000
2022	2,800,000
2023	2,300,000
2024	2,100,000
Thereafter	44,000,000
Total	51,300,000
Tax losses
Principal components of the deferred income tax assets and liabilities
Balance at the beginning of the period	802,000	1,151,000
Deferred tax assets	1,135,000	802,000	1,151,000
Credit (charge) to profit or loss	112,000	(377,000)
Exchange differences	221,000	28,000
Balance at the end of the period	1,135,000	802,000	1,151,000
Deductible temporary differences for which no deferred tax asset is recognised	122,474,000	98,786,000
Fair value change of financial instruments
Principal components of the deferred income tax assets and liabilities
Balance at the beginning of the period	17,722,000	12,283,000
Deferred tax assets	127,000	17,722,000	12,283,000
Credit (charge) to profit or loss	(17,786,000)	5,226,000
Exchange differences	191,000	213,000
Balance at the end of the period	127,000	17,722,000	12,283,000
Unrealized gain on inter- company sales
Principal components of the deferred income tax assets and liabilities
Balance at the beginning of the period	10,594,000	8,606,000
Deferred tax assets	6,262,000	10,594,000	8,606,000
Credit (charge) to profit or loss	(4,458,000)	1,772,000
Exchange differences	126,000	216,000
Balance at the end of the period	6,262,000	10,594,000	8,606,000
Depreciation of solar parks
Principal components of the deferred income tax assets and liabilities
Balance at the beginning of the period	105,000	(1,324,000)
Deferred tax assets	5,202,000	3,264,000	1,460,000
Deferred tax liabilities	2,344,000	3,159,000	2,784,000
Credit (charge) to profit or loss	1,687,000	1,393,000
Disposal of Subsidiaries	1,101,000
Reclassified to held-for-sale		186,000
Exchange differences	(35,000)	(150,000)
Balance at the end of the period	2,858,000	105,000	$ (1,324,000)
Deductible temporary differences
Principal components of the deferred income tax assets and liabilities
Deductible temporary differences for which no deferred tax asset is recognised	22,883,000	16,350,000
Unused tax credits
Principal components of the deferred income tax assets and liabilities
Deductible temporary differences for which no deferred tax asset is recognised	$ 6,164,000	$ 3,068,000